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                                                Filed Pursuant to Rule 497(e)
                                                Registration File No.: 333-88703

            SUPPLEMENT DATED DECEMBER 15, 2000 TO THE PROSPECTUSES OF

   MORGAN STANLEY DEAN WITTER 21ST CENTURY TREND FUND Dated September 29, 2000 MORGAN STANLEY DEAN WITTER AGGRESSIVE EQUITY FUND Dated September 29, 2000 MORGAN STANLEY DEAN WITTER AMERICAN OPPORTUNITIES FUND Dated April 27, 2000
      MORGAN STANLEY DEAN WITTER BALANCED GROWTH FUND Dated March 31, 2000
      MORGAN STANLEY DEAN WITTER BALANCED INCOME FUND Dated March 31, 2000
           MORGAN STANLEY DEAN WITTER CALIFORNIA TAX-FREE INCOME FUND
                             Dated February 22, 2000
    MORGAN STANLEY DEAN WITTER COMPETITIVE EDGE FUND, "Best Ideas Portfolio,"
                               Dated July 31, 2000
MORGAN STANLEY DEAN WITTER CONVERTIBLE SECURITIES TRUST Dated November 30, 2000
          MORGAN STANLEY DEAN WITTER DEVELOPING GROWTH SECURITIES TRUST
                             Dated November 29, 2000
MORGAN STANLEY DEAN WITTER DIVIDEND GROWTH SECURITIES INC. Dated April 27, 2000
           MORGAN STANLEY DEAN WITTER EQUITY FUND Dated July 31, 2000
   MORGAN STANLEY DEAN WITTER FEDERAL SECURITIES TRUST Dated February 3, 2000
     MORGAN STANLEY DEAN WITTER FINANCIAL SERVICES TRUST Dated July 31, 2000
        MORGAN STANLEY DEAN WITTER FUND OF FUNDS Dated November 30, 2000
MORGAN STANLEY DEAN WITTER GLOBAL DIVIDEND GROWTH SECURITIES Dated May 31, 2000
      MORGAN STANLEY DEAN WITTER GLOBAL UTILITIES FUND Dated April 28, 2000
            MORGAN STANLEY DEAN WITTER GROWTH FUND Dated May 31, 2000
    MORGAN STANLEY DEAN WITTER HEALTH SCIENCES TRUST Dated September 29, 2000 MORGAN STANLEY DEAN WITTER HIGH YIELD SECURITIES INC. Dated October 31, 2000
     MORGAN STANLEY DEAN WITTER INCOME BUILDER FUND Dated November 30, 2000
         MORGAN STANLEY DEAN WITTER INFORMATION FUND Dated May 31, 2000
            MORGAN STANLEY DEAN WITTER INTERMEDIATE INCOME SECURITIES
                             Dated October 31, 2000
   MORGAN STANLEY DEAN WITTER INTERNATIONAL SMALLCAP FUND Dated July 31, 2000
            MORGAN STANLEY DEAN WITTER JAPAN FUND Dated July 31, 2000
   MORGAN STANLEY DEAN WITTER LATIN AMERICAN GROWTH FUND Dated March 31, 2000
      MORGAN STANLEY DEAN WITTER MARKET LEADER TRUST Dated October 31, 2000 MORGAN STANLEY DEAN WITTER MID-CAP EQUITY TRUST Dated January 28, 2000 MORGAN STANLEY DEAN WITTER NATURAL RESOURCE DEVELOPMENT SECURITIES INC.
                              Dated April 28, 2000
       MORGAN STANLEY DEAN WITTER NEW DISCOVERIES FUND Dated July 19, 2000
            MORGAN STANLEY DEAN WITTER NEW YORK TAX-FREE INCOME FUND
                             Dated February 22, 2000
    MORGAN STANLEY DEAN WITTER NEXT GENERATION TRUST Dated September 29, 2000
       MORGAN STANLEY DEAN WITTER REAL ESTATE FUND Dated January 28, 2000
      MORGAN STANLEY DEAN WITTER S&P 500 INDEX FUND Dated October 31, 2000
       MORGAN STANLEY DEAN WITTER S&P 500 SELECT FUND Dated April 28, 2000
      MORGAN STANLEY DEAN WITTER SMALL CAP GROWTH FUND Dated April 28, 2000
     MORGAN STANLEY DEAN WITTER SPECIAL VALUE FUND Dated September 29, 2000
       MORGAN STANLEY DEAN WITTER STRATEGIST FUND Dated September 29, 2000 MORGAN STANLEY DEAN WITTER TAX-EXEMPT SECURITIES TRUST Dated February 24, 2000
    MORGAN STANLEY DEAN WITTER TAX-MANAGED GROWTH FUND Dated October 30, 2000
        MORGAN STANLEY DEAN WITTER TECHNOLOGY FUND Dated August 17, 2000
   MORGAN STANLEY DEAN WITTER TOTAL MARKET INDEX FUND Dated September 29, 2000
     MORGAN STANLEY DEAN WITTER TOTAL RETURN TRUST Dated September 29, 2000

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           MORGAN STANLEY DEAN WITTER U.S. GOVERNMENT SECURITIES TRUST
                             Dated February 28, 2000
       MORGAN STANLEY DEAN WITTER UTILITIES FUND Dated February 29, 2000 MORGAN STANLEY DEAN WITTER VALUE-ADDED MARKET SERIES Dated August 31, 2000
         MORGAN STANLEY DEAN WITTER VALUE FUND Dated November 30, 2000

     Effective on December 1, 2000, Class D shares were offered to all investors purchasing Fund shares through the Morgan Stanley Dean Witter Choice Program (a fee-based program approved by the Fund's distributor where participants receive certain brokerage and other services). At such time as those Fund shares are no longer held through the Choice Program, the shares will automatically be converted into Class A shares (which are subject to higher expenses than Class D shares) in the same Fund based on the then current relative net asset values of the two classes (the "Choice Conversion").

     Therefore, the disclosure in the section of each above-named Fund's Prospectus titled "Share Class Arrangements -- Class D Shares" is hereby modified to reflect the Choice Conversion.

December 15, 2000